Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 135.6	$ 139.8	$ 164.6	$ 142.1
Compensating cash balance	25.9	246.9
Trade accounts receivable, net	585.6	596.9
Inventories	365.1	330.0
Other current assets	103.6	97.7
Intercompany receivables	0	0
Total current assets	1,215.8	1,411.3
Property and equipment, net	247.6	234.1
Goodwill	1,926.5	1,877.4	1,795.1
Other intangible assets, net	1,724.5	1,787.2
Deferred income taxes	7.3	11.8
Investment in subsidiaries	0	0
Other assets	87.3	80.2
Intercompany loans	0	0
Total assets	5,209.0	5,402.0
Current liabilities:
Current portion of debt and capital lease obligations	71.0	393.5
Accounts payable	462.7	412.4
Accrued expenses	212.1	202.1
Intercompany payables	0	0
Total current liabilities	745.8	1,008.0
Long-term debt and capital lease obligations	2,783.4	2,755.1
Other long-term liabilities	137.3	141.2
Deferred income taxes	446.1	463.7
Intercompany loans	0	0
Total liabilities	4,112.6	4,368.0
Redeemable equity units	41.1	41.4	53.9
Total stockholders' equity	1,055.3	992.6		965.2
Total liabilities, redeemable equity units and stockholders' equity	5,209.0	5,402.0
Parent [Member]
Current assets:
Cash and cash equivalents	0	1.2	0	0.4
Compensating cash balance	0	0
Trade accounts receivable, net	0	0
Inventories	0	0
Other current assets	0.8	1.9
Intercompany receivables	67.0	45.9
Total current assets	67.8	49.0
Property and equipment, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Deferred income taxes	212.0	179.1
Investment in subsidiaries	2,954.6	2,776.3
Other assets	22.0	28.2
Intercompany loans	1,028.1	1,046.7
Total assets	4,284.5	4,079.3
Current liabilities:
Current portion of debt and capital lease obligations	26.8	130.6
Accounts payable	0	0
Accrued expenses	19.4	27.5
Intercompany payables	0.1	4.2
Total current liabilities	46.3	162.3
Long-term debt and capital lease obligations	2,645.8	2,621.6
Other long-term liabilities	0.2	0.4
Deferred income taxes	0	0
Intercompany loans	495.8	261.0
Total liabilities	3,188.1	3,045.3
Redeemable equity units	41.1	41.4
Total stockholders' equity	1,055.3	992.6
Total liabilities, redeemable equity units and stockholders' equity	4,284.5	4,079.3
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	2.5	3.3	30.2	10.5
Compensating cash balance	0	0
Trade accounts receivable, net	6.8	0
Inventories	158.9	145.2
Other current assets	30.8	28.6
Intercompany receivables	434.6	324.6
Total current assets	633.6	501.7
Property and equipment, net	118.6	114.7
Goodwill	916.5	924.6
Other intangible assets, net	944.6	1,008.8
Deferred income taxes	0	0
Investment in subsidiaries	1,955.7	1,801.0
Other assets	58.4	44.4
Intercompany loans	92.3	116.3
Total assets	4,719.7	4,511.5
Current liabilities:
Current portion of debt and capital lease obligations	1.1	0.1
Accounts payable	220.9	189.3
Accrued expenses	54.8	57.2
Intercompany payables	23.9	12.9
Total current liabilities	300.7	259.5
Long-term debt and capital lease obligations	0.7	1.8
Other long-term liabilities	25.8	28.3
Deferred income taxes	438.2	419.2
Intercompany loans	1,000.5	1,027.2
Total liabilities	1,765.9	1,736.0
Redeemable equity units	0	0
Total stockholders' equity	2,953.8	2,775.5
Total liabilities, redeemable equity units and stockholders' equity	4,719.7	4,511.5
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	133.1	135.3	134.4	131.2
Compensating cash balance	25.9	246.9
Trade accounts receivable, net	578.8	596.9
Inventories	206.2	184.8
Other current assets	72.0	67.2
Intercompany receivables	5.9	3.3
Total current assets	1,021.9	1,234.4
Property and equipment, net	129.0	119.4
Goodwill	1,010.0	952.8
Other intangible assets, net	779.9	778.4
Deferred income taxes	7.3	11.8
Investment in subsidiaries	0	0
Other assets	6.9	7.6
Intercompany loans	464.8	221.7
Total assets	3,419.8	3,326.1
Current liabilities:
Current portion of debt and capital lease obligations	43.1	262.8
Accounts payable	241.8	223.1
Accrued expenses	137.9	117.4
Intercompany payables	483.5	356.7
Total current liabilities	906.3	960.0
Long-term debt and capital lease obligations	136.9	131.7
Other long-term liabilities	111.3	112.5
Deferred income taxes	219.9	223.6
Intercompany loans	88.9	96.5
Total liabilities	1,463.3	1,524.3
Redeemable equity units	0	0
Total stockholders' equity	1,956.5	1,801.8
Total liabilities, redeemable equity units and stockholders' equity	3,419.8	3,326.1
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Compensating cash balance	0	0
Trade accounts receivable, net	0	0
Inventories	0	0
Other current assets	0	0
Intercompany receivables	(507.5)	(373.8)
Total current assets	(507.5)	(373.8)
Property and equipment, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Deferred income taxes	(212.0)	(179.1)
Investment in subsidiaries	(4,910.3)	(4,577.3)
Other assets	0	0
Intercompany loans	(1,585.2)	(1,384.7)
Total assets	(7,215.0)	(6,514.9)
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable	0	0
Accrued expenses	0	0
Intercompany payables	(507.5)	(373.8)
Total current liabilities	(507.5)	(373.8)
Long-term debt and capital lease obligations	0	0
Other long-term liabilities	0	0
Deferred income taxes	(212.0)	(179.1)
Intercompany loans	(1,585.2)	(1,384.7)
Total liabilities	(2,304.7)	(1,937.6)
Redeemable equity units	0	0
Total stockholders' equity	(4,910.3)	(4,577.3)
Total liabilities, redeemable equity units and stockholders' equity	$ (7,215.0)	$ (6,514.9)